Inventories	12 Months Ended
Dec. 31, 2020
Classes of current inventories [abstract]
Inventories
22	Inventories

	As at 31 December 2019			As at 31 December 2020
	Gross carrying amount RMB’000	Provision for declines in the value of inventories RMB’000	Carrying amount RMB’000	Gross carrying amount RMB’000	Provision for declines in the value of inventories RMB’000	Carrying amount RMB’000
Raw materials	4,567,648	—	4,567,648	2,569,136	—	2,569,136
Work in progress	1,072,040	(78,981)	993,059	696,227	(122,081)	574,146
Finished goods	1,022,335	(33,763)	988,572	591,485	(46,652)	544,833
Spare parts and consumables	247,873	(42,718)	205,155	260,431	(59,800)	200,631

	6,909,896	(155,462)	6,754,434	4,117,279	(228,533)	3,888,746

The cost of inventories recognized in Cost of sales amounted to RMB 53,622,798 thousands for the year ended 31 December 2020 (2019: RMB 78,595,380 thousands, 2018: RMB 82,981,590 thousands) which excluded an inventory provision of RMB 220,888 thousands (2019: RMB 70,178 thousands, 2018: RMB 86,003 thousands).

As at 31 December 2020, the provision for inventory write-down was RMB 228,533 thousands (31 December 2019: RMB 155,462 thousands). For the year ended 31 December 2020, the Group sold certain finished goods and utilized certain spare parts and consumables which were previously provided for. The related provision of RMB 147,817 thousands was reversed and included in Cost of sales in the consolidated income statement (2019: RMB 72,945 thousands, 2018: RMB 73,266 thousands).